Accrued Compensation and Related Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Compensation and Related Benefits

5. Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	As of
	March 31, 2012	December 31, 2011
Accrued bonuses	$10	$182
Accrued payroll and commissions	7	57
Accrued employee benefits	31	65
Total	$48	$304

6.   Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	December 31,
	2011	2010
Accrued performance based bonuses	$182	$644
Accrued payroll and commissions	57	223
Accrued employee benefits	65	29
Total	$304	$896